Document And Entity Information	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 02, 2025
Entity Registrant Name	FIBROGEN, INC.
Entity Central Index Key	0000921299
Entity Emerging Growth Company	false
Entity File Number	001-36740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0357827
Entity Address, Address Line One	350 Bay Street
Entity Address, Address Line Two	Suite 100 #6009
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	415
Local Phone Number	978-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FGEN
Security Exchange Name	NASDAQ